Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands				6 Months Ended	8 Months Ended	12 Months Ended
	Aug. 18, 2021	Jun. 03, 2021	Apr. 01, 2021	Jun. 30, 2021	Aug. 31, 2021	Dec. 31, 2020	Jul. 15, 2021	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Restricted cash				$ 300		$ 0		$ 0
Conversion of convertible debt				70,000		$ 30,189
Loan Agreement [member] | VNV Group [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings face amount							$ 15,000
Borrowings interest rate							14.00%
Unsecured Loan Agreement [member] | Unsecured Bonds [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings interest rate	10.00%
Discount on borrowings raised	4.00%
Non cash conversion of borrowings	$ 8,000
Bonds issued	50,000
Proceeds from bonds used to partly settle liabilities of loans borrowed	7,200
Proceeds from bonds net of repayments and transaction expenses	32,100
Restricted cash	$ 10,000
Major business combination [member] | Marcus Zachary DO, OC [member]
Disclosure of non-adjusting events after reporting period [line items]
Gross consideration			$ 30,200
Gross consideration net of cash acquired			16,200
Payments to acquire businesses net of cash acquired			13,800
Warrants at fair value of acquirer transferred			$ 2,400
Investments in Subsidiaries and Associates [member] | Health Innovators Inc. [member]
Disclosure of non-adjusting events after reporting period [line items]
Paymet to acquire additional interest					$ 2,586
Investments in Subsidiaries and Associates [member] | Higi SH Holdings Inc. [member]
Disclosure of non-adjusting events after reporting period [line items]
Payment to acquire additional ownership interest					$ 5,000
Merger Agreement [member] | Alkuri Global Acquisition Corp [member]
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from merger transaction		$ 575,000
Assets held in trust account		345,000
Proceeds from private placement		$ 230,000
Conversion of Debt to Equity [member] | Series C Preferred Shares [member] | Tranche Two [member]
Disclosure of non-adjusting events after reporting period [line items]
Conversion of convertible debt				$ 70,000